Share capital and share based payments - Restricted Stock Units (Details) - RSUs	12 Months Ended
	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
Share capital and share based payments
Awards issued	432,286	847,475
Officers and employees
Share capital and share based payments
Awards issued	952,967	1,321,074
Exercised	271,697	97,129